Shareholder Report	2 Months Ended	5 Months Ended			10 Months Ended	12 Months Ended
	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type						N-CSR
Amendment Flag						false
Registrant Name						Horizon Funds
Entity Central Index Key						0001643174
Entity Investment Company Type						N-1A
Document Period End Date						Nov. 30, 2025
Shareholder Report Annual or Semi-Annual						annual shareholder report
Centre American Select Equity Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name	Centre American Select Equity Fund
Class Name	Advisor Class
Trading Symbol	DHAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of October 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/case-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class(1)	$19	1.12%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

Within the two-month period ended November 30, 2025, the strongest contributors to performance within the Fund included Albemarle Corp., Sealed Air, Micron Technology, Applied Materials, Broadcom, Analog Devices, Lamar Advertising, Medtronic, Newmont, and Nucor. Stock investments that contributed negatively to the Fund's relative performance over the period were Chemours, Smurfit Westrock, Dollar Tree, Generac Holdings, Pfizer, Vici Properties, Clorox, GE Vernova, Verizon, and Tyson Foods. Sectoral Biases, particularly the Fund's underweight posture in the Communication Services sector, contributed negatively, as well as the impact from hedging instruments, namely protective put options on the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2025
	One Year	Five Years	Ten Years
Centre American Select Equity Fund - Advisor Class	10.61%	13.98%	13.24%
S&P 500 Total Return Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 297,530,510	$ 297,530,510	$ 297,530,510	$ 297,530,510	$ 297,530,510	$ 297,530,510
Holdings Count | shares	38	38	38	38	38	38
Advisory Fees Paid, Amount	$ 366,621
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$297,530,510
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	29%
Total Advisory Fees Paid ($)	$366,621

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	23.6%
Materials	20.6%
Industrials	13.3%
Information Technology	13.1%
Real Estate	11.9%
Health Care	2.6%
Energy	2.6%
Utilities	2.0%
Cash & Other	10.3%
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.6%
Micron Technology, Inc.	4.4%
Newmont Goldcorp Corp.	3.9%
Albemarle Corp.	3.7%
Applied Materials, Inc.	3.3%
Broadcom, Inc.	3.2%
BXP, Inc.	3.1%
Weyerhaeuser Co.	3.0%
Citizens Financial Group, Inc.	2.9%
Truist Financial Corp.	2.9%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.6%
Micron Technology, Inc.	4.4%
Newmont Goldcorp Corp.	3.9%
Albemarle Corp.	3.7%
Applied Materials, Inc.	3.3%
Broadcom, Inc.	3.2%
BXP, Inc.	3.1%
Weyerhaeuser Co.	3.0%
Citizens Financial Group, Inc.	2.9%
Truist Financial Corp.	2.9%

Centre American Select Equity Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Centre American Select Equity Fund
Class Name	Investor Class
Trading Symbol	DHANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of October 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/case-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class(1)	$16	0.97%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

Within the two-month period ended November 30, 2025, the strongest contributors to performance within the Fund included Albemarle Corp., Sealed Air, Micron Technology, Applied Materials, Broadcom, Analog Devices, Lamar Advertising, Medtronic, Newmont, and Nucor. Stock investments that contributed negatively to the Fund's relative performance over the period were Chemours, Smurfit Westrock, Dollar Tree, Generac Holdings, Pfizer, Vici Properties, Clorox, GE Vernova, Verizon, and Tyson Foods. Sectoral Biases, particularly the Fund's underweight posture in the Communication Services sector, contributed negatively, as well as the impact from hedging instruments, namely protective put options on the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2025
	One Year	Five Years	Ten Years
Centre American Select Equity Fund - Investor Class	10.81%	14.39%	13.64%
S&P 500 Total Return Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 297,530,510	$ 297,530,510	$ 297,530,510	$ 297,530,510	$ 297,530,510	$ 297,530,510
Holdings Count | shares	38	38	38	38	38	38
Advisory Fees Paid, Amount	$ 366,621
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$297,530,510
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	29%
Total Advisory Fees Paid ($)	$366,621

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	23.6%
Materials	20.6%
Industrials	13.3%
Information Technology	13.1%
Real Estate	11.9%
Health Care	2.6%
Energy	2.6%
Utilities	2.0%
Cash & Other	10.3%
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.6%
Micron Technology, Inc.	4.4%
Newmont Goldcorp Corp.	3.9%
Albemarle Corp.	3.7%
Applied Materials, Inc.	3.3%
Broadcom, Inc.	3.2%
BXP, Inc.	3.1%
Weyerhaeuser Co.	3.0%
Citizens Financial Group, Inc.	2.9%
Truist Financial Corp.	2.9%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.6%
Micron Technology, Inc.	4.4%
Newmont Goldcorp Corp.	3.9%
Albemarle Corp.	3.7%
Applied Materials, Inc.	3.3%
Broadcom, Inc.	3.2%
BXP, Inc.	3.1%
Weyerhaeuser Co.	3.0%
Citizens Financial Group, Inc.	2.9%
Truist Financial Corp.	2.9%

Centre Global Infrastructure Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name	Centre Global Infrastructure Fund
Class Name	Advisor Class
Trading Symbol	DHIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of October 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/cgi-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class(1)	$22	1.30%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

Within the two-month period ended November 30, 2025, the strongest contributors to performance within the Fund included HCA Healthcare, KDDI Corp., Algonquin Power, Southern Co., Singapore Telecommunications, Aena SME, Duke Energy, NTT Inc., and ABB Ltd. Stock investments that contributed negatively to the Fund's relative performance over the period were AT&T, Verizon, T-Mobile, NextEra Energy, Northland Power, Schneider Electric, Telefonica, Constellation Energy, and American Electric Power. Sectoral Biases, particularly the Fund's overweight posture in Communication Services, contributed negatively while Health Care contributed positively from relative performance. Overweight allocations to Japan and Canada contributed negatively as did an underweight posture in Australia.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/29/2018)
Centre Global Infrastructure Fund - Advisor Class	9.74%	9.69%	6.53%
MSCI World Index	16.99%	12.90%	10.82%
S&P Global Infrastructure Index	16.88%	10.82%	6.97%

Performance Inception Date	Jan. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 84,657,105	$ 84,657,105	$ 84,657,105	$ 84,657,105	$ 84,657,105	$ 84,657,105
Holdings Count | shares	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 105,861
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$84,657,105
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$105,861

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Industry Breakdown	% of Net Assets
Utilities	25.4%
Telecommunication Services	23.6%
Energy	19.7%
Diversified Telecommunication Services	5.8%
Health Care Providers & Services	5.4%
Oil, Gas & Consumable Fuels	5.2%
Capital Goods	3.3%
Transportation	3.2%
Electric Utilities	2.6%
Cash & Other	5.8%
Top Holdings	% of Net Assets
Enbridge, Inc.	6.0%
AT&T, Inc.	5.8%
HCA Healthcare, Inc.	5.4%
Verizon Communications, Inc.	5.2%
Williams Cos., Inc.	4.2%
Deutsche Telekom AG	3.6%
SoftBank Group Corp.	3.2%
T-Mobile US, Inc.	3.2%
NextEra Energy, Inc.	3.1%
TC Energy Corp.	3.2%
Geographic Breakdown	% of Net Assets
United States	57.1%
Canada	13.6%
Japan	7.3%
Germany	4.4%
Spain	4.1%
France	3.5%
United Kingdom	2.5%
Switzerland	2.4%
Australia	1.8%
Cash & Other	3.3%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
Enbridge, Inc.	6.0%
AT&T, Inc.	5.8%
HCA Healthcare, Inc.	5.4%
Verizon Communications, Inc.	5.2%
Williams Cos., Inc.	4.2%
Deutsche Telekom AG	3.6%
SoftBank Group Corp.	3.2%
T-Mobile US, Inc.	3.2%
NextEra Energy, Inc.	3.1%
TC Energy Corp.	3.2%

Centre Global Infrastructure Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Centre Global Infrastructure Fund
Class Name	Investor Class
Trading Symbol	DHINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of October 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/cgi-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class(1)	$19	1.15%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

Within the two-month period ended November 30, 2025, the strongest contributors to performance within the Fund included HCA Healthcare, KDDI Corp., Algonquin Power, Southern Co., Singapore Telecommunications, Aena SME, Duke Energy, NTT Inc., and ABB Ltd. Stock investments that contributed negatively to the Fund's relative performance over the period were AT&T, Verizon, T-Mobile, NextEra Energy, Northland Power, Schneider Electric, Telefonica, Constellation Energy, and American Electric Power. Sectoral Biases, particularly the Fund's overweight posture in Communication Services, contributed negatively while Health Care contributed positively from relative performance. Overweight allocations to Japan and Canada contributed negatively as did an underweight posture in Australia.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/29/2018)
Centre Global Infrastructure Fund - Investor Class	9.93%	10.07%	6.87%
MSCI World Index	16.99%	12.90%	10.82%
S&P Global Infrastructure Index	16.88%	10.82%	6.97%

Performance Inception Date	Jan. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 84,657,105	$ 84,657,105	$ 84,657,105	$ 84,657,105	$ 84,657,105	$ 84,657,105
Holdings Count | shares	54	54	54	54	54	54
Advisory Fees Paid, Amount	$ 105,861
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$84,657,105
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$105,861

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Industry Breakdown	% of Net Assets
Utilities	25.4%
Telecommunication Services	23.6%
Energy	19.7%
Diversified Telecommunication Services	5.8%
Health Care Providers & Services	5.4%
Oil, Gas & Consumable Fuels	5.2%
Capital Goods	3.3%
Transportation	3.2%
Electric Utilities	2.6%
Cash & Other	5.8%
Top Holdings	% of Net Assets
Enbridge, Inc.	6.0%
AT&T, Inc.	5.8%
HCA Healthcare, Inc.	5.4%
Verizon Communications, Inc.	5.2%
Williams Cos., Inc.	4.2%
Deutsche Telekom AG	3.6%
SoftBank Group Corp.	3.2%
T-Mobile US, Inc.	3.2%
NextEra Energy, Inc.	3.1%
TC Energy Corp.	3.2%
Geographic Breakdown	% of Net Assets
United States	57.1%
Canada	13.6%
Japan	7.3%
Germany	4.4%
Spain	4.1%
France	3.5%
United Kingdom	2.5%
Switzerland	2.4%
Australia	1.8%
Cash & Other	3.3%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
Enbridge, Inc.	6.0%
AT&T, Inc.	5.8%
HCA Healthcare, Inc.	5.4%
Verizon Communications, Inc.	5.2%
Williams Cos., Inc.	4.2%
Deutsche Telekom AG	3.6%
SoftBank Group Corp.	3.2%
T-Mobile US, Inc.	3.2%
NextEra Energy, Inc.	3.1%
TC Energy Corp.	3.2%

Horizon Active Asset Allocation Fund | Investor Class
Shareholder Report [Line Items]
Fund Name						Horizon Active Asset Allocation Fund
Class Name						Investor Class
Trading Symbol						AAANX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/aaa-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$125	1.18%

Expenses Paid, Amount						$ 125
Expense Ratio, Percent						1.18%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 11.46% for the 12 months ended November 30, 2025. The Fund underperformed its benchmarks, the S&P Global BMI ex-US Net Index and the S&P 500 Total Return Index, which returned 25.24% and 15.00% respectively for the same Period.

This underperformance was due to the Fund's overweight to domestic equities in the first half of the Period and to the extremely concentrated nature of returns in the U.S. equity market during the Period.

Additionally, the uncertain macroeconomic environment and the choppy nature of intra-equity market trends were a headwind to the Fund's tactical investment process during the Period.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Asset Allocation Fund - Investor Class	11.46%	9.94%	9.11%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
S&P Global BMI ex-US Index	25.24%	8.15%	7.89%

No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 743,360,055	$ 743,360,055	$ 743,360,055	$ 743,360,055	$ 743,360,055	$ 743,360,055
Holdings Count | shares	76	76	76	76	76	76
Advisory Fees Paid, Amount						$ 7,680,639
Investment Company, Portfolio Turnover						90.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$743,360,055
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%
Total Advisory Fees Paid ($)	$7,680,639

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.6%
Communication Services	3.3%
Consumer Discretionary	2.0%
Industrials	0.9%
Health Care	0.6%
Financials	0.4%
Utilities	0.3%
Consumer Staples	0.2%
Energy	0.1%
Cash & Other	84.6%
Geographic Breakdown	% of Net Assets
United States	105.2%
Germany	0.3%
China	0.3%
Ireland	0.2%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Cash & Other	-6.5%
Type of Security	% of Net Assets
Exchange Traded Funds	84.5%
Common Stocks	15.4%
Investments Purchased with Proceeds from Securities Lending	6.6%
Money Market Funds	0.2%
Cash & Other	-6.7%

Horizon Active Asset Allocation Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name						Horizon Active Asset Allocation Fund
Class Name						Advisor Class
Trading Symbol						HASAX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/aaa-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$142	1.34%

Expenses Paid, Amount						$ 142
Expense Ratio, Percent						1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 11.30% for the 12 months ended November 30, 2025. The Fund underperformed its benchmarks, the S&P Global BMI ex-US Net Index and the S&P 500 Total Return Index, which returned 25.24% and 15.00% respectively for the same Period.

This underperformance was due to the Fund's overweight to domestic equities in the first half of the Period and to the extremely concentrated nature of returns in the U.S. equity market during the Period.

Additionally, the uncertain macroeconomic environment and the choppy nature of intra-equity market trends were a headwind to the Fund's tactical investment process during the Period.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Asset Allocation Fund - Advisor Class	11.30%	9.76%	8.97%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
S&P Global BMI ex-US Index	25.24%	8.15%	7.89%

No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 743,360,055	$ 743,360,055	$ 743,360,055	$ 743,360,055	$ 743,360,055	$ 743,360,055
Holdings Count | shares	76	76	76	76	76	76
Advisory Fees Paid, Amount						$ 7,680,639
Investment Company, Portfolio Turnover						90.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$743,360,055
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%
Total Advisory Fees Paid ($)	$7,680,639

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.6%
Communication Services	3.3%
Consumer Discretionary	2.0%
Industrials	0.9%
Health Care	0.6%
Financials	0.4%
Utilities	0.3%
Consumer Staples	0.2%
Energy	0.1%
Cash & Other	84.6%
Geographic Breakdown	% of Net Assets
United States	105.2%
Germany	0.3%
China	0.3%
Ireland	0.2%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Cash & Other	-6.5%
Type of Security	% of Net Assets
Exchange Traded Funds	84.5%
Common Stocks	15.4%
Investments Purchased with Proceeds from Securities Lending	6.6%
Money Market Funds	0.2%
Cash & Other	-6.7%

Horizon Active Asset Allocation Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name						Horizon Active Asset Allocation Fund
Class Name						Institutional Class
Trading Symbol						HASIX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/aaa-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$114	1.08%

Expenses Paid, Amount						$ 114
Expense Ratio, Percent						1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 11.56% for the 12 months ended November 30, 2025. The Fund underperformed its benchmarks, the S&P Global BMI ex-US Net Index and the S&P 500 Total Return Index, which returned 25.24% and 15.00% respectively for the same Period.

This underperformance was due to the Fund's overweight to domestic equities in the first half of the Period and to the extremely concentrated nature of returns in the U.S. equity market during the Period.

Additionally, the uncertain macroeconomic environment and the choppy nature of intra-equity market trends were a headwind to the Fund's tactical investment process during the Period.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Asset Allocation Fund - Institutional Class	11.56%	10.05%	10.15%
S&P 500 Total Return Index	15.00%	15.28%	15.46%
S&P Global BMI ex-US Index	25.24%	8.15%	8.05%

Performance Inception Date						Sep. 09, 2016
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 743,360,055	$ 743,360,055	$ 743,360,055	$ 743,360,055	$ 743,360,055	$ 743,360,055
Holdings Count | shares	76	76	76	76	76	76
Advisory Fees Paid, Amount						$ 7,680,639
Investment Company, Portfolio Turnover						90.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$743,360,055
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%
Total Advisory Fees Paid ($)	$7,680,639

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.6%
Communication Services	3.3%
Consumer Discretionary	2.0%
Industrials	0.9%
Health Care	0.6%
Financials	0.4%
Utilities	0.3%
Consumer Staples	0.2%
Energy	0.1%
Cash & Other	84.6%
Geographic Breakdown	% of Net Assets
United States	105.2%
Germany	0.3%
China	0.3%
Ireland	0.2%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Cash & Other	-6.5%
Type of Security	% of Net Assets
Exchange Traded Funds	84.5%
Common Stocks	15.4%
Investments Purchased with Proceeds from Securities Lending	6.6%
Money Market Funds	0.2%
Cash & Other	-6.7%

Horizon Active Income Fund | Investor Class
Shareholder Report [Line Items]
Fund Name						Horizon Active Income Fund
Class Name						Investor Class
Trading Symbol						AIMNX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/aim-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$97	0.95%

Expenses Paid, Amount						$ 97
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 3.61% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% for the same Period.

This underperformance was due to the Fund's overweight to high yield corporate bonds in the first half of the Period, during which credit spreads widened materially.

Duration positioning was largely neutral over the Period and neither meaningfully contributed or detracted from returns.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Income Fund - Investor Class	3.61%	-0.78%	0.83%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.99%

No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 280,644,548	$ 280,644,548	$ 280,644,548	$ 280,644,548	$ 280,644,548	$ 280,644,548
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount						$ 1,968,181
Investment Company, Portfolio Turnover						93.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$280,644,548
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	93%
Total Advisory Fees Paid ($)	$1,968,181

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	24.9%
Money Market Funds	0.1%
Cash & Other	-24.9%

Horizon Active Income Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name						Horizon Active Income Fund
Class Name						Advisor Class
Trading Symbol						AIHAX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/aim-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$111	1.09%

Expenses Paid, Amount						$ 111
Expense Ratio, Percent						1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 3.39% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% for the same Period.

This underperformance was due to the Fund's overweight to high yield corporate bonds in the first half of the Period, during which credit spreads widened materially.

Duration positioning was largely neutral over the Period and neither meaningfully contributed or detracted from returns.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (02/08/2016)
Horizon Active Income Fund - Advisor Class	3.39%	-0.92%	0.74%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.85%

Performance Inception Date						Feb. 08, 2016
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 280,644,548	$ 280,644,548	$ 280,644,548	$ 280,644,548	$ 280,644,548	$ 280,644,548
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount						$ 1,968,181
Investment Company, Portfolio Turnover						93.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$280,644,548
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	93%
Total Advisory Fees Paid ($)	$1,968,181

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	24.9%
Money Market Funds	0.1%
Cash & Other	-24.9%

Horizon Active Income Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name						Horizon Active Income Fund
Class Name						Institutional Class
Trading Symbol						AIRIX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/aim-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$87	0.85%

Expenses Paid, Amount						$ 87
Expense Ratio, Percent						0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 3.61% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70%% for the same Period.

This underperformance was due to the Fund's overweight to high yield corporate bonds in the first half of the Period, during which credit spreads widened materially.

Duration positioning was largely neutral over the Period and neither meaningfully contributed or detracted from returns.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Income Fund - Institutional Class	3.61%	-0.69%	0.71%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.62%

Performance Inception Date						Sep. 09, 2016
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 280,644,548	$ 280,644,548	$ 280,644,548	$ 280,644,548	$ 280,644,548	$ 280,644,548
Holdings Count | shares	12	12	12	12	12	12
Advisory Fees Paid, Amount						$ 1,968,181
Investment Company, Portfolio Turnover						93.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$280,644,548
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	93%
Total Advisory Fees Paid ($)	$1,968,181

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	24.9%
Money Market Funds	0.1%
Cash & Other	-24.9%

Horizon Active Risk Assist Fund | Investor Class
Shareholder Report [Line Items]
Fund Name						Horizon Active Risk Assist Fund
Class Name						Investor Class
Trading Symbol						ARANX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/ara-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$123	1.17%

Expenses Paid, Amount						$ 123
Expense Ratio, Percent						1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 9.51% for the 12 months ended November 30, 2025. The Fund was mixed against its three benchmarks for the same Period, underperforming the S&P Global BMI ex-US Net Index, which returned 25.24%, and the S&P 500 Total Return Index, which returned 15.00%, while outperforming the Bloomberg US Aggregate Bond Index, which returned 5.70%.

This mixed performance versus stated benchmarks was due to the Fund's tactical risk management process, which reacted aggressively to the market volatility in the first half of the Period.

Additionally, the Fund's overweight to domestic equities in the first half of the Period and the extremely concentrated nature of returns in the U.S. equity market during the Period weighed on performance versus the two equity benchmarks.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Risk Assist® Fund - Investor Class	9.51%	8.74%	6.57%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
S&P Global BMI ex-US Index	25.24%	8.15%	7.89%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.99%

No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908
Holdings Count | shares	93	93	93	93	93	93
Advisory Fees Paid, Amount						$ 13,302,030
Investment Company, Portfolio Turnover						172.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$1,412,296,908
Number of Portfolio Holdings	93
Portfolio Turnover Rate (%)	172%
Total Advisory Fees Paid ($)	$13,302,030

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	5.2%
Communication Services	2.2%
Consumer Discretionary	1.3%
Industrials	0.8%
Health Care	0.4%
Financials	0.3%
Utilities	0.2%
Consumer Staples	0.1%
Finance and Insurance	0.0%
Cash & Other	89.5%
Geographic Breakdown	% of Net Assets
United States	105.3%
Germany	0.1%
China	0.1%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Netherlands	0.1%
Cash & Other	-6.1%
Type of Security	% of Net Assets
Exchange Traded Funds	89.3%
Common Stocks	10.5%
Investments Purchased with Proceeds from Securities Lending	6.1%
Purchased Options	0.3%
Money Market Funds	0.1%
Written Options	-0.2%
Cash & Other	-6.1%

Horizon Active Risk Assist Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name						Horizon Active Risk Assist Fund
Class Name						Advisor Class
Trading Symbol						ARAAX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/ara-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$138	1.32%

Expenses Paid, Amount						$ 138
Expense Ratio, Percent						1.32%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 9.36% for the 12 months ended November 30, 2025. The Fund was mixed against its three benchmarks for the same Period, underperforming the S&P Global BMI ex-US Net Index, which returned 25.24%, and the S&P 500 Total Return Index, which returned 15.00%, while outperforming the Bloomberg US Aggregate Bond Index, which returned 5.70%.

This mixed performance versus stated benchmarks was due to the Fund's tactical risk management process, which reacted aggressively to the market volatility in the first half of the Period.

Additionally, the Fund's overweight to domestic equities in the first half of the Period and the extremely concentrated nature of returns in the U.S. equity market during the Period weighed on performance versus the two equity benchmarks.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Ten Years
Horizon Active Risk Assist® Fund - Advisor Class	9.36%	8.58%	6.43%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
S&P Global BMI ex-US Index	25.24%	8.15%	7.89%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.99%

No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908
Holdings Count | shares	93	93	93	93	93	93
Advisory Fees Paid, Amount						$ 13,302,030
Investment Company, Portfolio Turnover						172.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$1,412,296,908
Number of Portfolio Holdings	93
Portfolio Turnover Rate (%)	172%
Total Advisory Fees Paid ($)	$13,302,030

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	5.2%
Communication Services	2.2%
Consumer Discretionary	1.3%
Industrials	0.8%
Health Care	0.4%
Financials	0.3%
Utilities	0.2%
Consumer Staples	0.1%
Finance and Insurance	0.0%
Cash & Other	89.5%
Geographic Breakdown	% of Net Assets
United States	105.3%
Germany	0.1%
China	0.1%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Netherlands	0.1%
Cash & Other	-6.1%
Type of Security	% of Net Assets
Exchange Traded Funds	89.3%
Common Stocks	10.5%
Investments Purchased with Proceeds from Securities Lending	6.1%
Purchased Options	0.3%
Money Market Funds	0.1%
Written Options	-0.2%
Cash & Other	-6.1%

Horizon Active Risk Assist Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name						Horizon Active Risk Assist Fund
Class Name						Institutional Class
Trading Symbol						ACRIX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/ara-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$112	1.07%

Expenses Paid, Amount						$ 112
Expense Ratio, Percent						1.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 9.61% for the 12 months ended November 30, 2025. The Fund was mixed against its three benchmarks for the same Period, underperforming the S&P Global BMI ex-US Net Index, which returned 25.24%, and the S&P 500 Total Return Index, which returned 15.00%, while outperforming the Bloomberg US Aggregate Bond Index, which returned 5.70%.

This mixed performance versus stated benchmarks was due to the Fund's tactical risk management process, which reacted aggressively to the market volatility in the first half of the Period.

Additionally, the Fund's overweight to domestic equities in the first half of the Period and the extremely concentrated nature of returns in the U.S. equity market during the Period weighed on performance versus the two equity benchmarks.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Risk Assist® Fund - Institutional Class	9.61%	8.86%	7.41%
S&P 500 Total Return Index	15.00%	15.28%	15.46%
S&P Global BMI ex-US Index	25.24%	8.15%	8.05%
Bloomberg Aggregate Bond Index	5.70%	-0.31%	1.62%

Performance Inception Date						Sep. 09, 2016
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908	$ 1,412,296,908
Holdings Count | shares	93	93	93	93	93	93
Advisory Fees Paid, Amount						$ 13,302,030
Investment Company, Portfolio Turnover						172.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$1,412,296,908
Number of Portfolio Holdings	93
Portfolio Turnover Rate (%)	172%
Total Advisory Fees Paid ($)	$13,302,030

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	5.2%
Communication Services	2.2%
Consumer Discretionary	1.3%
Industrials	0.8%
Health Care	0.4%
Financials	0.3%
Utilities	0.2%
Consumer Staples	0.1%
Finance and Insurance	0.0%
Cash & Other	89.5%
Geographic Breakdown	% of Net Assets
United States	105.3%
Germany	0.1%
China	0.1%
Taiwan	0.1%
Hong Kong	0.1%
Japan	0.1%
Switzerland	0.1%
Sweden	0.1%
Netherlands	0.1%
Cash & Other	-6.1%
Type of Security	% of Net Assets
Exchange Traded Funds	89.3%
Common Stocks	10.5%
Investments Purchased with Proceeds from Securities Lending	6.1%
Purchased Options	0.3%
Money Market Funds	0.1%
Written Options	-0.2%
Cash & Other	-6.1%

Horizon Defensive Core Fund | Investor Class
Shareholder Report [Line Items]
Fund Name						Horizon Defensive Core Fund
Class Name						Investor Class
Trading Symbol						HESGX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/defc-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$95	0.92%

Expenses Paid, Amount						$ 95
Expense Ratio, Percent						0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 6.30% for the 12 months ended November 30th, 2025. The Fund underperformed its two benchmarks for the same period, the S&P 500 Total Return Index, which returned 15.00% and the MSCI USA ESG Leaders Index (Gross), which returned 14.46%.

The Fund's underperformance was due to the Fund's tactical risk management process, which meaningfully reduced equity exposure during falling markets in the first half of the period, resulting in defensive positioning as broad markets quickly recovered from those losses.

The underlying equity exposure within the Fund partially offset losses from the tactical risk management process and contributed positively to the Fund's performance compared to the two benchmarks.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (12/26/2019)
Horizon Defensive Core Fund - Investor Class	6.30%	12.62%	13.19%
S&P 500 Total Return Index	15.00%	15.28%	15.20%
MSCI USA ESG Leaders Index (Gross)	14.46%	15.51%	15.48%

Performance Inception Date						Dec. 26, 2019
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Material Change Date						Mar. 29, 2025
Net Assets	$ 491,924,388	$ 491,924,388	$ 491,924,388	$ 491,924,388	$ 491,924,388	$ 491,924,388
Holdings Count | shares	301	301	301	301	301	301
Advisory Fees Paid, Amount						$ 3,194,366
Investment Company, Portfolio Turnover						216.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$491,924,388
Number of Portfolio Holdings	301
Portfolio Turnover Rate (%)	216%
Total Advisory Fees Paid ($)	$3,194,366

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	30.8%
Financials	10.4%
Health Care	9.5%
Communication Services	9.0%
Consumer Discretionary	9.0%
Consumer Staples	6.4%
Industrials	6.0%
Energy	3.0%
Utilities	2.8%
Cash & Other	13.1%
Type of Security	% of Net Assets
Common Stocks	89.0%
Exchange Traded Funds	8.9%
Real Estate Investment Trusts - Common	1.7%
Money Market Funds	0.3%
Cash & Other	0.1%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

On March 29, 2025, the investment objective of the Fund was changed to reflect that the Horizon Defensive Core Fund seeks to capture the majority of returns associated with U.S. equity market investments, while mitigating downside risk through the use of a risk overlay strategy. Prior to that date, the Fund's investment objective was to generate comparable returns, before fees and expenses, to an equity-related index, while mitigating downside risk by allocating a portion of the Fund's portfolio to a risk overlay strategy.

Material Fund Change Objectives [Text Block]						On March 29, 2025, the investment objective of the Fund was changed to reflect that the Horizon Defensive Core Fund seeks to capture the majority of returns associated with U.S. equity market investments, while mitigating downside risk through the use of a risk overlay strategy. Prior to that date, the Fund's investment objective was to generate comparable returns, before fees and expenses, to an equity-related index, while mitigating downside risk by allocating a portion of the Fund's portfolio to a risk overlay strategy.
Horizon Defensive Core Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name						Horizon Defensive Core Fund
Class Name						Advisor Class
Trading Symbol						HESAX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/defc-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$110	1.07%

Expenses Paid, Amount						$ 110
Expense Ratio, Percent						1.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 6.16% for the 12 months ended November 30th, 2025. The Fund underperformed its two benchmarks for the same period, the S&P 500 Total Return Index, which returned 15.00% and the MSCI USA ESG Leaders Index (Gross), which returned 14.46%.

The Fund's underperformance was due to the Fund's tactical risk management process, which meaningfully reduced equity exposure during falling markets in the first half of the period, resulting in defensive positioning as broad markets quickly recovered from those losses.

The underlying equity exposure within the Fund partially offset losses from the tactical risk management process and contributed positively to the Fund's performance compared to the two benchmarks.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/08/2020)
Horizon Defensive Core Fund - Advisor Class	6.16%	12.44%	13.04%
S&P 500 Total Return Index	15.00%	15.28%	15.21%
MSCI USA ESG Leaders Index (Gross)	14.46%	15.51%	15.52%

Performance Inception Date						Jan. 08, 2020
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Material Change Date						Mar. 29, 2025
Net Assets	$ 491,924,388	$ 491,924,388	$ 491,924,388	$ 491,924,388	$ 491,924,388	$ 491,924,388
Holdings Count | shares	301	301	301	301	301	301
Advisory Fees Paid, Amount						$ 3,194,366
Investment Company, Portfolio Turnover						216.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$491,924,388
Number of Portfolio Holdings	301
Portfolio Turnover Rate (%)	216%
Total Advisory Fees Paid ($)	$3,194,366

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	30.8%
Financials	10.4%
Health Care	9.5%
Communication Services	9.0%
Consumer Discretionary	9.0%
Consumer Staples	6.4%
Industrials	6.0%
Energy	3.0%
Utilities	2.8%
Cash & Other	13.1%
Type of Security	% of Net Assets
Common Stocks	89.0%
Exchange Traded Funds	8.9%
Real Estate Investment Trusts - Common	1.7%
Money Market Funds	0.3%
Cash & Other	0.1%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

On March 29, 2025, the investment objective of the Fund was changed to reflect that the Horizon Defensive Core Fund seeks to capture the majority of returns associated with U.S. equity market investments, while mitigating downside risk through the use of a risk overlay strategy. Prior to that date, the Fund's investment objective was to generate comparable returns, before fees and expenses, to an equity-related index, while mitigating downside risk by allocating a portion of the Fund's portfolio to a risk overlay strategy.

Material Fund Change Objectives [Text Block]						On March 29, 2025, the investment objective of the Fund was changed to reflect that the Horizon Defensive Core Fund seeks to capture the majority of returns associated with U.S. equity market investments, while mitigating downside risk through the use of a risk overlay strategy. Prior to that date, the Fund's investment objective was to generate comparable returns, before fees and expenses, to an equity-related index, while mitigating downside risk by allocating a portion of the Fund's portfolio to a risk overlay strategy.
Horizon Defined Risk Fund | Investor Class
Shareholder Report [Line Items]
Fund Name						Horizon Defined Risk Fund
Class Name						Investor Class
Trading Symbol						HNDRX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/def-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$109	1.04%

Expenses Paid, Amount						$ 109
Expense Ratio, Percent						1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 9.68% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the S&P 500 Total Return Index, which returned 15.00% for the same Period, but outperformed its other benchmark, the Bloomberg US Treasury 1-3 Years Index, which returned 5.06% for the same Period.

This mixed performance versus the two benchmarks was in line with expectations in a strong up-market for equities due to the Fund's option positions, which are designed to lower overall portfolio volatility.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (12/28/2017)
Horizon Defined Risk Fund - Investor Class	9.68%	9.05%	7.53%
S&P 500 Total Return Index	15.00%	15.28%	14.40%
Bloomberg US Treasury 1-3 Years Index	5.06%	1.70%	2.12%

Performance Inception Date						Dec. 28, 2017
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 922,150,200	$ 922,150,200	$ 922,150,200	$ 922,150,200	$ 922,150,200	$ 922,150,200
Holdings Count | shares	519	519	519	519	519	519
Advisory Fees Paid, Amount						$ 6,377,433
Investment Company, Portfolio Turnover						13.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$922,150,200
Number of Portfolio Holdings	519
Portfolio Turnover Rate (%)	13%
Total Advisory Fees Paid ($)	$6,377,433

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	31.9%
Financials	13.0%
Health Care	9.9%
Communication Services	8.8%
Consumer Discretionary	8.6%
Industrials	8.3%
Consumer Staples	4.8%
Energy	2.8%
Utilities	2.2%
Cash & Other	9.7%
Type of Security	% of Net Assets
Common Stocks	92.0%
Exchange Traded Funds	6.5%
Real Estate Investment Trusts - Common	1.7%
Investments Purchased with Proceeds from Securities Lending	1.0%
Purchased Options	0.9%
Money Market Funds	0.4%
Rights	0.0%
Written Options	-1.6%
Cash & Other	-0.9%

Horizon Defined Risk Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name						Horizon Defined Risk Fund
Class Name						Advisor Class
Trading Symbol						HADRX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/def-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$125	1.19%

Expenses Paid, Amount						$ 125
Expense Ratio, Percent						1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 9.51% for the 12 months ended November 30, 2025. The Fund underperformed its benchmark, the S&P 500 Total Return Index, which returned 15.00% for the same Period, but outperformed its other benchmark, the Bloomberg US Treasury 1-3 Years Index, which returned 5.06% for the same Period.

This mixed performance versus the two benchmarks was in line with expectations in a strong up-market for equities due to the Fund's option positions, which are designed to lower overall portfolio volatility.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (02/02/2018)
Horizon Defined Risk Fund - Advisor Class	9.51%	8.88%	7.31%
S&P 500 Total Return Index	15.00%	15.28%	14.17%
Bloomberg US Treasury 1-3 Years Index	5.06%	1.70%	2.18%

Performance Inception Date						Feb. 02, 2018
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 922,150,200	$ 922,150,200	$ 922,150,200	$ 922,150,200	$ 922,150,200	$ 922,150,200
Holdings Count | shares	519	519	519	519	519	519
Advisory Fees Paid, Amount						$ 6,377,433
Investment Company, Portfolio Turnover						13.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$922,150,200
Number of Portfolio Holdings	519
Portfolio Turnover Rate (%)	13%
Total Advisory Fees Paid ($)	$6,377,433

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	31.9%
Financials	13.0%
Health Care	9.9%
Communication Services	8.8%
Consumer Discretionary	8.6%
Industrials	8.3%
Consumer Staples	4.8%
Energy	2.8%
Utilities	2.2%
Cash & Other	9.7%
Type of Security	% of Net Assets
Common Stocks	92.0%
Exchange Traded Funds	6.5%
Real Estate Investment Trusts - Common	1.7%
Investments Purchased with Proceeds from Securities Lending	1.0%
Purchased Options	0.9%
Money Market Funds	0.4%
Rights	0.0%
Written Options	-1.6%
Cash & Other	-0.9%

Horizon Equity Premium Income Fund | Investor Class
Shareholder Report [Line Items]
Fund Name						Horizon Equity Premium Income Fund
Class Name						Investor Class
Trading Symbol						HNDDX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/epi-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$117	1.09%

Expenses Paid, Amount						$ 117
Expense Ratio, Percent						1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 15.04% for the 12 months ended November 30th, 2025. The Fund outperformed its two benchmarks for the same period, the S&P 500 Total Return Index, which returned 15.00% and the CBOE S&P 500 Buy/Write Monthly Index, which returned 9.53%.

Relative to broad geographic benchmarks, performance was broadly in line with U.S. equity exposure but lagged pure international equity benchmarks, reflecting the portfolio's emphasis on U.S. dividend-paying companies, valuation discipline, and diversification constraints.

Relative to income-oriented and option-based benchmarks, the strategy outperformed higher-dividend and covered call benchmarks, benefiting from active security selection and a partial option overwrite that balanced income generation with retained equity upside.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (12/28/2016)
Horizon Equity Premium Income Fund - Investor Class	15.04%	12.16%	9.37%
S&P 500 Total Return Index	15.00%	15.28%	15.21%
CBOE S&P 500 Buy/Write Monthly Index	9.53%	9.36%	7.16%

Performance Inception Date						Dec. 28, 2016
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 145,114,058	$ 145,114,058	$ 145,114,058	$ 145,114,058	$ 145,114,058	$ 145,114,058
Holdings Count | shares	204	204	204	204	204	204
Advisory Fees Paid, Amount						$ 967,556
Investment Company, Portfolio Turnover						10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$145,114,058
Number of Portfolio Holdings	204
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$967,556

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	32.8%
Financials	14.7%
Communication Services	10.8%
Health Care	10.7%
Consumer Discretionary	9.6%
Industrials	7.3%
Consumer Staples	6.4%
Energy	3.2%
Utilities	2.7%
Cash & Other	1.8%
Type of Security	% of Net Assets
Common Stocks	99.7%
Money Market Funds	1.1%
Real Estate Investment Trusts - Common	0.1%
Written Options	-0.1%
Cash & Other	-0.8%

Horizon Equity Premium Income Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name						Horizon Equity Premium Income Fund
Class Name						Advisor Class
Trading Symbol						HADUX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/epi-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$133	1.24%

Expenses Paid, Amount						$ 133
Expense Ratio, Percent						1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 14.85% for the 12 months ended November 30th, 2025. The Fund underperformed its benchmark, S&P 500 Total Return Index, which returned 15.00% for the same Period, but outperformed its other benchmark, the CBOE S&P 500 Buy/Write Monthly Index, which returned 9.53%.

Relative to broad geographic benchmarks, performance was broadly in line with U.S. equity exposure but lagged pure international equity benchmarks, reflecting the portfolio's emphasis on U.S. dividend-paying companies, valuation discipline, and diversification constraints.

Relative to income-oriented and option-based benchmarks, the strategy outperformed higher-dividend and covered call benchmarks, benefiting from active security selection and a partial option overwrite that balanced income generation with retained equity upside.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (06/20/2017)
Horizon Equity Premium Income Fund - Advisor Class	14.85%	11.99%	8.62%
S&P 500 Total Return Index	15.00%	15.28%	14.91%
CBOE S&P 500 Buy/Write Monthly Index	9.53%	9.36%	6.75%

Performance Inception Date						Jun. 20, 2017
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 145,114,058	$ 145,114,058	$ 145,114,058	$ 145,114,058	$ 145,114,058	$ 145,114,058
Holdings Count | shares	204	204	204	204	204	204
Advisory Fees Paid, Amount						$ 967,556
Investment Company, Portfolio Turnover						10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$145,114,058
Number of Portfolio Holdings	204
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$967,556

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	32.8%
Financials	14.7%
Communication Services	10.8%
Health Care	10.7%
Consumer Discretionary	9.6%
Industrials	7.3%
Consumer Staples	6.4%
Energy	3.2%
Utilities	2.7%
Cash & Other	1.8%
Type of Security	% of Net Assets
Common Stocks	99.7%
Money Market Funds	1.1%
Real Estate Investment Trusts - Common	0.1%
Written Options	-0.1%
Cash & Other	-0.8%

Horizon Multi-Factor Small/Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name						Horizon Multi-Factor Small/Mid Cap Fund
Class Name						Investor Class
Trading Symbol						HSMNX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/smid-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$109	1.09%

Expenses Paid, Amount						$ 109
Expense Ratio, Percent						1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned -0.07% for the 12 months ended November 30th, 2025. The Fund was mixed against its two benchmarks for the same period, underperforming the S&P 500 Total Return Index, which returned 15.00%, while outperforming the S&P 1000 Total Return Index, which returned -0.90%.

The Fund's underperformance compared to the S&P 500 was due to the Fund's active stock selection strategy, that favored defensive investments of small and mid-cap stocks, during a period of strong returns for large-cap U.S. equity markets.

The Fund's modest outperformance compared to the S&P 1000 was due to the Fund's active stock selection strategy, that favored defensive investments of small and mid-cap stocks, during a period of low returns for small and mid-cap U.S. equity markets.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Multi-Factor Small/Mid Cap Fund - Investor Class	-0.07%	17.93%
S&P 500 Total Return Index	15.00%	23.67%
S&P 1000 Total Return Index	-0.90%	12.50%

Performance Inception Date						Dec. 20, 2022
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 599,234,507	$ 599,234,507	$ 599,234,507	$ 599,234,507	$ 599,234,507	$ 599,234,507
Holdings Count | shares	298	298	298	298	298	298
Advisory Fees Paid, Amount						$ 3,598,396
Investment Company, Portfolio Turnover						146.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$599,234,507
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	146%
Total Advisory Fees Paid ($)	$3,598,396

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Industrials	23.5%
Financials	19.2%
Consumer Discretionary	13.8%
Health Care	11.6%
Information Technology	7.0%
Real Estate	6.5%
Consumer Staples	5.0%
Materials	4.6%
Energy	4.5%
Cash & Other	4.3%
Type of Security	% of Net Assets
Common Stocks	94.0%
Real Estate Investment Trusts - Common	5.5%
Money Market Funds	0.4%
Cash & Other	0.1%

Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name						Horizon Multi-Factor Small/Mid Cap Fund
Class Name						Advisor Class
Trading Symbol						HSMBX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/smid-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$124	1.24%

Expenses Paid, Amount						$ 124
Expense Ratio, Percent						1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned -0.21% for the 12 months ended November 30th, 2025. The Fund was mixed against its two benchmarks for the same period, underperforming the S&P 500 Total Return Index, which returned 15.00%, while outperforming the S&P 1000 Total Return Index, which returned -0.90%.

The Fund's underperformance compared to the S&P 500 was due to the Fund's active stock selection strategy, that favored defensive investments of small and mid-cap stocks, during a period of strong returns for large-cap U.S. equity markets.

The Fund's modest outperformance compared to the S&P 1000 was due to the Fund's active stock selection strategy, that favored defensive investments of small and mid-cap stocks, during a period of low returns for small and mid-cap U.S. equity markets.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Multi-Factor Small/Mid Cap Fund - Advisor Class	-0.21%	16.14%
S&P 500 Total Return Index	15.00%	23.63%
S&P 1000 Total Return Index	-0.90%	10.46%

Performance Inception Date						Mar. 07, 2023
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 599,234,507	$ 599,234,507	$ 599,234,507	$ 599,234,507	$ 599,234,507	$ 599,234,507
Holdings Count | shares	298	298	298	298	298	298
Advisory Fees Paid, Amount						$ 3,598,396
Investment Company, Portfolio Turnover						146.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$599,234,507
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	146%
Total Advisory Fees Paid ($)	$3,598,396

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Industrials	23.5%
Financials	19.2%
Consumer Discretionary	13.8%
Health Care	11.6%
Information Technology	7.0%
Real Estate	6.5%
Consumer Staples	5.0%
Materials	4.6%
Energy	4.5%
Cash & Other	4.3%
Type of Security	% of Net Assets
Common Stocks	94.0%
Real Estate Investment Trusts - Common	5.5%
Money Market Funds	0.4%
Cash & Other	0.1%

Horizon Multi-Factor U.S. Equity Fund | Investor Class
Shareholder Report [Line Items]
Fund Name						Horizon Multi-Factor U.S. Equity Fund
Class Name						Investor Class
Trading Symbol						USRAX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/mfue-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$107	1.02%

Expenses Paid, Amount						$ 107
Expense Ratio, Percent						1.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 10.28% for the 12 months ended November 30th, 2025. The Fund was mixed against its two benchmarks for the same period, underperforming the S&P 500 Total Return Index, which returned 15.00%, while outperforming the MSCI USA Minimum Volatility Gross Total Return Index, which returned 2.59%.

The Fund's underperformance was due to the Fund's active stock selection strategy that favored defensive investments, during a period of strong returns for broad U.S. equity markets.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (06/26/2019)
Horizon Multi-Factor U.S. Equity Fund - Investor Class	10.28%	12.69%	11.22%
S&P 500 Total Return Index	15.00%	15.28%	16.02%
MSCI USA Minimum Volatility Gross Total Return Index	2.59%	9.25%	9.02%

Performance Inception Date						Jun. 26, 2019
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 730,849,619	$ 730,849,619	$ 730,849,619	$ 730,849,619	$ 730,849,619	$ 730,849,619
Holdings Count | shares	159	159	159	159	159	159
Advisory Fees Paid, Amount						$ 5,076,397
Investment Company, Portfolio Turnover						134.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$730,849,619
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	134%
Total Advisory Fees Paid ($)	$5,076,397

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	28.8%
Financials	14.0%
Health Care	13.8%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	6.1%
Consumer Discretionary	5.9%
Energy	4.3%
Real Estate	3.1%
Cash & Other	5.8%
Type of Security	% of Net Assets
Common Stocks	96.5%
Real Estate Investment Trusts - Common	2.8%
Money Market Funds	0.6%
Cash & Other	0.1%

Horizon Multi-Factor U.S. Equity Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name						Horizon Multi-Factor U.S. Equity Fund
Class Name						Advisor Class
Trading Symbol						USRTX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/mfue-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$123	1.17%

Expenses Paid, Amount						$ 123
Expense Ratio, Percent						1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 10.11% for the 12 months ended November 30th, 2025. The Fund was mixed against its two benchmarks for the same period, underperforming the S&P 500 Total Return Index, which returned 15.00%, while outperforming the MSCI USA Minimum Volatility Gross Total Return Index, which returned 2.59%.

The Fund's underperformance was due to the Fund's active stock selection strategy that favored defensive investments, during a period of strong returns for broad U.S. equity markets.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/31/2020)
Horizon Multi-Factor U.S. Equity Fund - Advisor Class	10.11%	12.54%	11.32%
S&P 500 Total Return Index	15.00%	15.28%	15.54%
MSCI USA Minimum Volatility Gross Total Return Index	2.59%	9.25%	8.06%

Performance Inception Date						Jan. 31, 2020
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 730,849,619	$ 730,849,619	$ 730,849,619	$ 730,849,619	$ 730,849,619	$ 730,849,619
Holdings Count | shares	159	159	159	159	159	159
Advisory Fees Paid, Amount						$ 5,076,397
Investment Company, Portfolio Turnover						134.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$730,849,619
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	134%
Total Advisory Fees Paid ($)	$5,076,397

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	28.8%
Financials	14.0%
Health Care	13.8%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	6.1%
Consumer Discretionary	5.9%
Energy	4.3%
Real Estate	3.1%
Cash & Other	5.8%
Type of Security	% of Net Assets
Common Stocks	96.5%
Real Estate Investment Trusts - Common	2.8%
Money Market Funds	0.6%
Cash & Other	0.1%

Horizon Tactical Fixed Income Fund | Investor Class
Shareholder Report [Line Items]
Fund Name						Horizon Tactical Fixed Income Fund
Class Name						Investor Class
Trading Symbol						HTFNX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/tfi-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$81	0.81%

Expenses Paid, Amount						$ 81
Expense Ratio, Percent						0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 0.66% for the 12 months ended November 30th, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% for the same period.

The Fund's underperformance was primarily driven by shorter duration positioning during a period in which longer duration exposures outperformed due to falling interest rates.

Additionally, tactical adjustments to credit and duration exposures driven by the Fund's active management process, lagged compared to more strategic positioning in higher quality bonds represented by the benchmark.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Tactical Fixed Income Fund - Investor Class	0.66%	1.74%
Bloomberg Aggregate Bond Index	5.70%	4.48%

Performance Inception Date						Dec. 20, 2022
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 174,165,392	$ 174,165,392	$ 174,165,392	$ 174,165,392	$ 174,165,392	$ 174,165,392
Holdings Count | shares	11	11	11	11	11	11
Advisory Fees Paid, Amount						$ 1,173,307
Investment Company, Portfolio Turnover						421.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$174,165,392
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	421%
Total Advisory Fees Paid ($)	$1,173,307

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	11.6%
Money Market Funds	0.2%
Cash & Other	-11.6%

Horizon Tactical Fixed Income Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name						Horizon Tactical Fixed Income Fund
Class Name						Advisor Class
Trading Symbol						HTFAX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]						You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number						1-855-754-7932
Additional Information Website						https://www.horizonmutualfunds.com/tfi-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$97	0.97%

Expenses Paid, Amount						$ 97
Expense Ratio, Percent						0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 0.49% for the 12 months ended November 30th, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% for the same period.

The Fund's underperformance was primarily driven by shorter duration positioning during a period in which longer duration exposures outperformed due to falling interest rates.

Additionally, tactical adjustments to credit and duration exposures driven by the Fund's active management process, lagged compared to more strategic positioning in higher quality bonds represented by the benchmark.

Performance Past Does Not Indicate Future [Text]						Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Tactical Fixed Income Fund - Advisor Class	0.49%	1.96%
Bloomberg Aggregate Bond Index	5.70%	5.19%

Performance Inception Date						Mar. 07, 2023
No Deduction of Taxes [Text Block]						The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 174,165,392	$ 174,165,392	$ 174,165,392	$ 174,165,392	$ 174,165,392	$ 174,165,392
Holdings Count | shares	11	11	11	11	11	11
Advisory Fees Paid, Amount						$ 1,173,307
Investment Company, Portfolio Turnover						421.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$174,165,392
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	421%
Total Advisory Fees Paid ($)	$1,173,307

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	11.6%
Money Market Funds	0.2%
Cash & Other	-11.6%

Horizon Core Bond ETF
Shareholder Report [Line Items]
Fund Name			Horizon Core Bond ETF
Trading Symbol			BNDY
Security Exchange Name			CBOE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Horizon Core Bond ETF (the "Fund") for the period of July 2, 2025 to November 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.horizonmutualfunds.com/cbf-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number			1-855-754-7932
Additional Information Website			https://www.horizonmutualfunds.com/cbf-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Core Bond ETF(1)	$28	0.65%

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 5.02% since inception of July 2, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 3.48% for the same Period.

The outperformance was driven by positive contributions from the fund's option portfolio.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2025
Since Commencement of Operations (07/02/2025)
Horizon Core Bond ETF - NAV	5.02%
Bloomberg Aggregate Bond Index	3.48%

Performance Inception Date			Jul. 02, 2025
No Deduction of Taxes [Text Block]			The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 185,702,613	$ 185,702,613	$ 185,702,613	$ 185,702,613	$ 185,702,613	$ 185,702,613
Holdings Count | shares	6	6	6	6	6	6
Advisory Fees Paid, Amount			$ 384,202
Investment Company, Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$185,702,613
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$384,202

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	97.7%
Money Market Funds	2.0%
Purchased Options	0.1%
Written Options	-0.1%
Cash & Other	0.3%

Horizon Core Equity ETF
Shareholder Report [Line Items]
Fund Name		Horizon Core Equity ETF
Trading Symbol		STOX
Security Exchange Name		CBOE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Horizon Core Equity ETF (the "Fund") for the period of June 25, 2025 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/cef-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/cef-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Core Equity ETF(1)	$32	0.70%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 13.77% since inception of June 25, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the S&P 500, which returned 13.00% for the same Period.

The outperformance was driven by stock selection in the Communication Services, Financials, and Consumer Staples sectors. Stock selection within Consumer Discretionary and Energy detracted from relative performance. Additionally, the Fund's use of options contributed positively to performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2025
Since Commencement of Operations (06/25/2025)
Horizon Core Equity ETF - NAV	13.77%
S&P 500 Total Return Index	13.00%

Performance Inception Date		Jun. 25, 2025
No Deduction of Taxes [Text Block]		The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 86,999,671	$ 86,999,671	$ 86,999,671	$ 86,999,671	$ 86,999,671	$ 86,999,671
Holdings Count | shares	173	173	173	173	173	173
Advisory Fees Paid, Amount		$ 148,324
Investment Company, Portfolio Turnover		22.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$86,999,671
Number of Portfolio Holdings	173
Portfolio Turnover Rate (%)	22%
Total Advisory Fees Paid ($)	$148,324

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	30.1%
Financials	13.1%
Communication Services	10.4%
Health Care	10.1%
Consumer Discretionary	8.3%
Industrials	7.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	1.8%
Cash & Other	9.7%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.8%
Exchange Traded Funds	6.8%
Real Estate Investment Trusts - Common	1.3%
Money Market Funds	0.1%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	0.1%

Horizon Digital Frontier ETF
Shareholder Report [Line Items]
Fund Name				Horizon Digital Frontier ETF
Trading Symbol				YNOT
Security Exchange Name				NASDAQ
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Horizon Digital Frontier ETF (the "Fund") for the period of July 9, 2025 to November 30, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at https://www.horizonmutualfunds.com/dff-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number				1-855-754-7932
Additional Information Website				https://www.horizonmutualfunds.com/dff-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Digital Frontier ETF(1)	$32	0.75%

Expenses Paid, Amount				$ 32
Expense Ratio, Percent				0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 13.44% since inception of July 9, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the Nasdaq 100 Total Return Index, which returned 11.52% for the same Period.

The outperformance was driven by stock selection in the Industrials, Communication Services and Financials sectors. An overweight to Industrials and Financials detracted from relative performance.

Performance Past Does Not Indicate Future [Text]				Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2025
Since Commencement of Operations (07/09/2025)
Horizon Digital Frontier ETF - NAV	13.44%
Nasdaq-100 Total Return Index	11.52%
S&P 500 Total Return Index	9.87%

Performance Inception Date				Jul. 09, 2025
No Deduction of Taxes [Text Block]				The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 59,938,439	$ 59,938,439	$ 59,938,439	$ 59,938,439	$ 59,938,439	$ 59,938,439
Holdings Count | shares	100	100	100	100	100	100
Advisory Fees Paid, Amount				$ 141,449
Investment Company, Portfolio Turnover				18.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$59,938,439
Number of Portfolio Holdings	100
Portfolio Turnover Rate (%)	18%
Total Advisory Fees Paid ($)	$141,449

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	49.0%
Communication Services	20.0%
Industrials	12.2%
Consumer Discretionary	11.2%
Utilities	3.4%
Financials	2.8%
Health Care	0.5%
Real Estate	0.3%
Energy	0.2%
Cash & Other	0.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	99.5%
Money Market Funds	0.6%
Real Estate Investment Trusts - Common	0.3%
Purchased Options	0.1%
Written Options	-0.4%
Cash & Other	-0.1%

Horizon Dividend Income ETF
Shareholder Report [Line Items]
Fund Name		Horizon Dividend Income ETF
Trading Symbol		DIVN
Security Exchange Name		CBOE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Horizon Dividend Income ETF (the "Fund") for the period of June 25, 2025 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/dif-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/dif-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Dividend Income ETF(1)	$31	0.70%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 7.57% since inception of June 25, 2025 for the period ended November 30, 2025.

The Fund outperformed its benchmark, the Dow Jones U.S. Dividend 100 Total Return Index, which returned 6.44% for the same Period, but underperformed its other benchmark, the S&P 500 Total Return Index, which returned 13.00% for the same Period.

The outperformance was driven by stock selection in the Information Technology, Industrials and Health Care sectors. Stock selection within Communication Services, Consumer Staples, and Financials detracted from relative performance. Additionally, the fund's use of options contributed positively to performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
Since Commencement of Operations (06/25/2025)
Horizon Dividend Income ETF - NAV	7.57%
S&P 500 Total Return Index	13.00%
Dow Jones U.S. Dividend 100 Total Return Index	6.44%

Performance Inception Date		Jun. 25, 2025
No Deduction of Taxes [Text Block]		The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 126,999,086	$ 126,999,086	$ 126,999,086	$ 126,999,086	$ 126,999,086	$ 126,999,086
Holdings Count | shares	131	131	131	131	131	131
Advisory Fees Paid, Amount		$ 280,043
Investment Company, Portfolio Turnover		13.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$126,999,086
Number of Portfolio Holdings	131
Portfolio Turnover Rate (%)	13%
Total Advisory Fees Paid ($)	$280,043

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	20.3%
Health Care	20.0%
Energy	14.1%
Consumer Staples	11.8%
Consumer Discretionary	8.6%
Communication Services	8.1%
Financials	8.1%
Industrials	7.6%
Materials	0.5%
Cash & Other	0.9%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	99.5%
Money Market Funds	0.2%
Written Options	-0.1%
Cash & Other	0.4%

Horizon Expedition Plus ETF
Shareholder Report [Line Items]
Fund Name					Horizon Expedition Plus ETF
Trading Symbol					HBTA
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Horizon Expedition Plus ETF (the "Fund") for the period of January 22, 2025 to November 30, 2025.
Additional Information [Text Block]					You can find additional information about the Fund at https://www.horizonmutualfunds.com/hbta-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number					1-855-754-7932
Additional Information Website					https://www.horizonmutualfunds.com/hbta-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Expedition Plus ETF(1)	$78	0.85%

Expenses Paid, Amount					$ 78
Expense Ratio, Percent					0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 15.22% since inception of January 22, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the S&P 500, which returned 13.78% for the same Period.

The outperformance was driven by stock selection in the Information Technology and Consumer Staples sectors. Stock selection within Consumer Discretionary and Communication Services detracted from relative performance. Additionally, the Fund's use of options contributed positively to performance.

Performance Past Does Not Indicate Future [Text]					Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2025
Since Commencement of Operations (01/22/2025)
Horizon Expedition Plus ETF - NAV	15.22%
S&P 500 Total Return Index	13.78%

Performance Inception Date					Jan. 22, 2025
No Deduction of Taxes [Text Block]					The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 117,041,810	$ 117,041,810	$ 117,041,810	$ 117,041,810	$ 117,041,810	$ 117,041,810
Holdings Count | shares	207	207	207	207	207	207
Advisory Fees Paid, Amount					$ 397,811
Investment Company, Portfolio Turnover					92.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$117,041,810
Number of Portfolio Holdings	207
Portfolio Turnover Rate (%)	92%
Total Advisory Fees Paid ($)	$397,811

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	31.7%
Financials	12.7%
Health Care	10.3%
Consumer Discretionary	9.2%
Communication Services	8.2%
Industrials	8.1%
Consumer Staples	4.2%
Energy	2.1%
Utilities	1.7%
Cash & Other	11.8%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	89.4%
Exchange Traded Funds	9.2%
Real Estate Investment Trusts - Common	1.2%
Money Market Funds	0.2%
Purchased Options	0.2%
Written Options	-0.4%
Cash & Other	0.2%

Horizon Flexible Income ETF
Shareholder Report [Line Items]
Fund Name			Horizon Flexible Income ETF
Trading Symbol			FLXN
Security Exchange Name			CBOE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Horizon Flexible Income ETF (the "Fund") for the period of July 2, 2025 to November 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.horizonmutualfunds.com/fif-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number			1-855-754-7932
Additional Information Website			https://www.horizonmutualfunds.com/fif-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Flexible Income ETF(1)	$34	0.80%

Expenses Paid, Amount			$ 34
Expense Ratio, Percent			0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 4.16% since inception of July 2, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the Bloomberg U.S. High Yield Corporate Bond Index, which returned 3.14% for the same Period.

The outperformance was driven by positive contributions from the Fund's options portfolio.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
Since Commencement of Operations (07/02/2025)
Horizon Flexible Income ETF - NAV	4.16%
Bloomberg Aggregate Bond Index	3.48%
Bloomberg U.S. High Yield Corporate Bond Index	3.14%

Performance Inception Date			Jul. 02, 2025
No Deduction of Taxes [Text Block]			The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 33,726,236	$ 33,726,236	$ 33,726,236	$ 33,726,236	$ 33,726,236	$ 33,726,236
Holdings Count | shares	4	4	4	4	4	4
Advisory Fees Paid, Amount			$ 86,221
Investment Company, Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$33,726,236
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$86,221

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	97.1%
Money Market Funds	1.8%
Purchased Options	0.1%
Written Options	-0.3%
Cash & Other	1.3%

Horizon Landmark ETF
Shareholder Report [Line Items]
Fund Name					Horizon Landmark ETF
Trading Symbol					BENJ
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Horizon Landmark ETF (the "Fund") for the period of January 22, 2025 to November 30, 2025.
Additional Information [Text Block]					You can find additional information about the Fund at https://www.horizonmutualfunds.com/benj-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number					1-855-754-7932
Additional Information Website					https://www.horizonmutualfunds.com/benj-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Landmark ETF(1)	$35	0.40%

Expenses Paid, Amount					$ 35
Expense Ratio, Percent					0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 3.39% since inception of January 22, 2025 for the period ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg U.S. Treasury Bills: 1-3 Months Index, which returned 3.68% for the same Period.

Underperformance was driven by significant fund flows that required the Fund's options portfolio to be reset at progressively lower interest rate levels during the year.

Performance Past Does Not Indicate Future [Text]					Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2025
Since Commencement of Operations (01/22/2025)
Horizon Landmark ETF - NAV	3.39%
Bloomberg U.S. Treasury Bills: 1-3 Months	3.68%

Performance Inception Date					Jan. 22, 2025
No Deduction of Taxes [Text Block]					The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 165,420,576	$ 165,420,576	$ 165,420,576	$ 165,420,576	$ 165,420,576	$ 165,420,576
Holdings Count | shares	3	3	3	3	3	3
Advisory Fees Paid, Amount					$ 247,631
Investment Company, Portfolio Turnover					0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$165,420,576
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$247,631

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Portfolio Composition
Type of Security	% of Net Assets
Purchased Options	99.3%
Money Market Funds	0.7%
Cash & Other	0.0%

Horizon Managed Risk ETF
Shareholder Report [Line Items]
Fund Name		Horizon Managed Risk ETF
Trading Symbol		SFTY
Security Exchange Name		CBOE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Horizon Managed Risk ETF (the "Fund") for the period of June 25, 2025 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/mrf-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/mrf-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Managed Risk ETF(1)	$36	0.77%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 13.14% since inception of June 25, 2025 for the period ended November 30, 2025. The Fund outperformed its benchmark, the S&P 500, which returned 13.00% for the same Period.

The outperformance was driven by stock selection in the Communication Services, Financials, and Consumer Staples sectors. Stock selection within Consumer Discretionary and Energy detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns November 30, 2025
Since Commencement of Operations (06/25/2025)
Horizon Managed Risk ETF - NAV	13.14%
S&P 500 Total Return Index	13.00%
Bloomberg Aggregate Bond Index	3.74%

Performance Inception Date		Jun. 25, 2025
No Deduction of Taxes [Text Block]		The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 345,090,561	$ 345,090,561	$ 345,090,561	$ 345,090,561	$ 345,090,561	$ 345,090,561
Holdings Count | shares	165	165	165	165	165	165
Advisory Fees Paid, Amount		$ 826,752
Investment Company, Portfolio Turnover		23.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$345,090,561
Number of Portfolio Holdings	165
Portfolio Turnover Rate (%)	23%
Total Advisory Fees Paid ($)	$826,752

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	30.0%
Financials	13.0%
Communication Services	10.4%
Health Care	10.1%
Consumer Discretionary	8.2%
Industrials	7.3%
Consumer Staples	6.0%
Energy	3.3%
Utilities	1.8%
Cash & Other	9.9%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.6%
Exchange Traded Funds	6.8%
Real Estate Investment Trusts - Common	1.3%
Money Market Funds	0.3%
Cash & Other	0.0%

Horizon Nasdaq-100 Defined Risk ETF
Shareholder Report [Line Items]
Fund Name				Horizon Nasdaq-100 Defined Risk ETF
Trading Symbol				QGRD
Security Exchange Name				NASDAQ
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Horizon Nasdaq-100 Defined Risk ETF (the "Fund") for the period of July 9, 2025 to November 30, 2025.
Additional Information [Text Block]				You can find additional information about the Fund at https://www.horizonmutualfunds.com/n1d-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number				1-855-754-7932
Additional Information Website				https://www.horizonmutualfunds.com/n1d-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Nasdaq-100 Defined Risk ETF(1)	$35	0.85%

Expenses Paid, Amount				$ 35
Expense Ratio, Percent				0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Fund returned 9.45% since inception of July 9, 2025 for the period ended November 30, 2025. The Fund underperformed its benchmark, the Nasdaq 100 Total Return Index, which returned 11.52% for the same Period.

The underperformance was in line with expectations in a strong up-market for equities due to the Fund's option positions, which are designed to lower overall portfolio volatility.

Performance Past Does Not Indicate Future [Text]				Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
November 30, 2025
Since Commencement of Operations (07/09/2025)
Horizon Nasdaq-100 Defined Risk ETF - NAV	9.45%
Nasdaq-100 Total Return Index	11.52%
Bloomberg U.S. Treasury: 1-3 Year	2.09%

Performance Inception Date				Jul. 09, 2025
No Deduction of Taxes [Text Block]				The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 78,801,993	$ 78,801,993	$ 78,801,993	$ 78,801,993	$ 78,801,993	$ 78,801,993
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount				$ 211,965
Investment Company, Portfolio Turnover				0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of November 30, 2025)
Net Assets ($)	$78,801,993
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$211,965

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Portfolio Composition
Type of Security	% of Net Assets
Purchased Options	100.6%
Money Market Funds	0.0%
Written Options	-0.4%
Cash & Other	-0.2%